Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	$ 14,062,400
End of period	10,430,200	$ 14,062,400
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	25,987,500
End of period	26,749,900	25,987,500
Exploration and evaluation assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	634,900	498,100
Acquisitions through business combinations, net	10,200	116,900
Additions	673,300	729,100
Dispositions, net	7,500	(12,900)
Transfers to property, plant and equipment	(705,900)	(541,400)
Expense arising from exploration for and evaluation of mineral resources	(157,200)	(134,300)
Foreign exchange	24,800	(20,600)
End of period	472,600	634,900
Impairment loss recognised in profit or loss, property, plant and equipment	0
Exploration and evaluation assets | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	2,305,100	2,080,700
End of period	2,325,000	2,305,100
Exploration and evaluation assets | Accumulated depreciation and amortisation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of period	(1,670,200)	(1,582,600)
End of period	$ (1,852,400)	$ (1,670,200)